DISCONTINUED OPERATIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations, Disposed of by Sale | MST Franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash items of discontinued operations	$ 0	$ 0